CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Sales	$ 461,521	$ 426,543	$ 832,507	$ 772,452
Cost of sales	350,907	332,744	638,160	603,738
Gross margin	110,614	93,799	194,347	168,714
Selling, general and administrative expenses	94,543	76,417	177,381	145,735
Facility closure costs	131	28	385	191
Income from operations	15,940	17,354	16,581	22,788
Interest expense, net	12,573	6,504	20,180	15,332
Income (loss) from continuing operations before income taxes	3,367	10,850	(3,599)	7,456
Income tax expense (benefit)	(199)	230	(3)	148
Income (loss) from continuing operations	3,566	10,620	(3,596)	7,308
Income (loss) from discontinued operations (net of income tax expense of $0 in 2015 and $0 in 2014)	10	(11)	102	(83)
Net Income (loss)	3,576	10,609	(3,494)	7,225
Comprehensive Income (loss)	$ 3,576	$ 10,609	$ (3,494)	$ 7,225
Basic net income (loss) per share:
Income (loss) from continuing operations	$ 0.04	$ 0.11	$ (0.04)	$ 0.07
Income (loss) from discontinued operations	0.00	0.00	0.00	0.00
Net Income (loss)	0.04	0.11	(0.04)	0.07
Diluted net income (loss) per share:
Income (loss) from continuing operations	0.03	0.09	(0.04)	0.07
Income (loss) from discontinued operations	0.00	0.00	0.00	0.00
Net Income (loss)	$ 0.03	$ 0.09	$ (0.04)	$ 0.07
Weighted average common shares:
Basic	99,163	98,032	98,677	97,963
Diluted	102,978	100,759	98,677	100,766